Financial Risk Management - Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	₩ 98,144	₩ 112,513
Gross assets offset	(1)	(5,446)
Net amounts presented in the statement of financial position	98,143	107,067
Amounts not offset, Financial instruments	(96,238)	(81,700)
Amounts not offset, Cash collateral	0	0
Net amount	1,905	25,367
Derivative used for hedge [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities		26,135
Net amounts presented in the statement of financial position		26,135
Amounts not offset, Financial instruments		(3,284)
Amounts not offset, Cash collateral		0
Net amount		22,851
Trade payables [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	78,317	80,829
Gross assets offset		(5,217)
Net amounts presented in the statement of financial position	78,317	75,612
Amounts not offset, Financial instruments	(76,413)	(73,109)
Amounts not offset, Cash collateral	0	0
Net amount	1,904	2,503
Other [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	19,827	5,549
Gross assets offset	(1)	(229)
Net amounts presented in the statement of financial position	19,826	5,320
Amounts not offset, Financial instruments	(19,825)	(5,307)
Amounts not offset, Cash collateral	0	0
Net amount	₩ 1	₩ 13